Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank Borrowings [Line Items]
Repayable one year	$ 83,232,000	$ 63,539,000
Repayable five year	232,072,000	208,450,000
Repayable more than five year	9,838,000	10,984,000
Bank borrowings	$ 10,835,000	10,984,000
Fixed bearing interest rate	5.00%
Carrying amounts	$ 270,192,000	267,926,000
Pledged loans	$ 50,046	50,135
Percentage of outstanding loan amount	1.00%
Outstanding loan amount	$ 168,248,000	158,466,000
Short term bank borrowings	270,192,000	267,926,000
Wall Street Journal Prime Rate [Member]
Bank Borrowings [Line Items]
Short term bank borrowings	30,000,000	30,000,000
Borrowings [Member]
Bank Borrowings [Line Items]
Bank borrowing secured	33,000,000	33,143,000
Secured Debt [Member]
Bank Borrowings [Line Items]
Bank borrowing secured	$ 229,129,000	$ 219,621,000
Minimum [Member]
Bank Borrowings [Line Items]
Weighted average contractual interest rate		4.76%
Maximum [Member]
Bank Borrowings [Line Items]
Weighted average contractual interest rate	5.46%
Pledged Bank Deposits [Member]
Bank Borrowings [Line Items]
Bank borrowing secured	$ 33,000,000	$ 33,000,000